EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share Table [Abstract]
Schedule of Earnings Per Share Reconciliation

Set forth below is a reconciliation of net income attributable to TWC common shareholders per basic and diluted common share for the years ended December 31, 2013, 2012 and 2011 (in millions, except per share data):

	Year Ended December 31,
	2013	2012	2011
Net income attributable to TWC common shareholders	$1,944	$2,144	$1,654
Net income allocated to participating securities(a)	10	11	11
Net income attributable to TWC shareholders	$1,954	$2,155	$1,665

Weighted-average basic common shares outstanding	287.6	307.8	329.7
Dilutive effect of nonparticipating equity awards	1.9	2.0	2.6
Dilutive effect of participating equity awards(a)	2.2	2.6	3.0
Weighted-average diluted common shares outstanding	291.7	312.4	335.3

Net income per common share attributable to TWC common shareholders:
Basic	$6.76	$6.97	$5.02
Diluted	$6.70	$6.90	$4.97

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(a)       The Company's restricted stock units granted to employees and non-employee directors are considered participating securities with respect to regular quarterly cash dividends.